Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (4,850,379)	$ (4,023,967)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	2,617,291	1,550,995
Amortization expense of debt discount	10,000	586,921
Depreciation	1,993	249
Amortization of prepaid expenses	93,282
Change in derivative liability - convertible debentures		6,088
Changes in operating assets and liabilities
Merchant services reserve		2,938
Accrued interest - convertible debenture		5,387
Accrued interest - notes payable		17,688
Accounts payable and accrued liabilities	(67,183)	200,281
Net cash used in operating activities	(2,194,996)	(1,653,420)
Cash flows from investing activities
Purchase of Equipment		(9,964)
Net cash used in investing activities		(9,964)
Cash flow from financing activities
Bank overdraft		(1,577)
Repayments on notes payable - related party	(67,780)	(101,935)
Proceeds from notes payable - related party	100,000	82,075
Proceeds from convertible note - related party		41,000
Proceeds from related party	3,000	1,866,667
Repayments to related party	(3,000)
Proceeds from issuance of common stock	2,410,000
Net cash provided by financing activities	2,442,220	1,886,230
Net increase in cash and cash equivalents	247,224	222,846
Cash and cash equivalents at beginning of year	223,576	730
Cash and cash equivalents at end of year	470,800	223,576
Supplemental disclosure of cash flow information:
Cash paid for interest	9,920	1,285
Cash paid for income taxes
Non-cash investing and financing activities:
Conversion of Convertible debentures related party to non convertible	88,162
Reclassification of derivative liability to additional paid in capital	2,162,408
Common stock issued conversion for conversion of notes payable - related party	50,000
Common stock issued for prepaid consulting services	100,000
Debt discount due to beneficial conversion		583,921
Common stock issued from conversion of preferred stock		1
Common stock issued from conversion of debt and accrued interest		484,560
Forgiveness of accrued salary related-party		239,000
Forgiveness of accrued interest related-party		19,999
Extinguishment of derivative associated with related party note		$ 25,494